NET INCOME PER SHARE (Details) - Pre Funded Warrants [Member] - Class A Ordinary Shares [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
NET INCOME PER SHARE
Warrants to purchase shares of ordinary shares	53,599,890	53,600,000
Warrants exercise price		$ 0.00001
Shares cancelled	110